Investments In Equity Accounted Associates - Carrying amount of investments in equity accounted associates (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of associates [line items]
Carrying amount of investment	$ 4,464		$ 2,243
Impairment loss	0	$ 0
MX Capital Limited
Disclosure of associates [line items]
Carrying amount of investment	0		0
LEVELAPP Ltd
Disclosure of associates [line items]
Carrying amount of investment	0		0
Castcrown Limited
Disclosure of associates [line items]
Carrying amount of investment	$ 4,464		$ 2,243